Basis of Preparation Statement of Compliance (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Schedule of adjusted consolidated balance sheet
	As of June 30, 2022
	As reported	Adjustment	Adjusted
Deferred income	-	932,200	932,200
Total non-current liabilities	1,014,188	932,200	1,946,388
Total liabilities	10,804,712	932,200	11,736,912
Accumulated deficit	(182,602,921)	(932,200)	(183,535,121)
Total shareholders’ equity attributable to owners of the company	7,675,164	(932,200)	6,742,964

Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss
	Half-Year ended June 30, 2022
	As reported	Adjustment	Adjusted
Revenue	1,222,998	(932,200)	290,798
Gross profit	30,766	(932,200)	(901,434)
Operating loss	(7,483,561)	(932,200)	(8,415,761)
Loss before tax	(7,352,403)	(932,200)	(8,284,603)
Net loss attributable of owners of the Company	(7,306,318)	(932,200)	(8,238,518)
Total comprehensive loss attributable to owners of the Company	(7,160,269)	(932,200)	(8,092,469)
Basic and diluted loss per share	(9.43)	(1.20)	(10.63)